General and Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
General and Summary of Significant Accounting Policies

NOTE 1 — GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

UCI Holdings Limited (“Holdings”), an entity domiciled in New Zealand, was incorporated on November 26, 2010 for the purpose of consummating the acquisition of UCI International, Inc., (together with its subsidiaries, “UCI International”). All operations of Holdings are conducted by United Components, Inc. (“UCI”) through its subsidiaries, which is a leading designer, manufacturer and distributor of a broad range of filtration products, fuel delivery and cooling systems products and vehicle electronics products. UCI manufactures and distributes vehicle parts, primarily servicing the vehicle replacement parts market in North America and Europe.

Basis of Presentation

The accompanying interim unaudited condensed consolidated financial statements include the accounts of Holdings and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated.

The accompanying interim unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles for interim financial information and with the instructions to Form 10-Q. Accordingly, they do not include all of the information and notes required by accounting principles generally accepted in the United States (“GAAP”) for complete financial statements.

The financial statements for the three months ended March 31, 2015 and 2014 are unaudited. In the opinion of management, these financial statements include all adjustments necessary for a fair presentation of the financial position and results of operations for such periods.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions in determining the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting period. The estimates and assumptions include estimates of the collectability of accounts receivable and the realizability of inventory, goodwill and other intangible assets. They also include estimates of cost accruals, environmental liabilities, warranty and other product returns, insurance reserves, income taxes, pensions and other post-retirement benefits and other factors. Management has exercised reasonableness in deriving these estimates; however, actual results could differ from these estimates.

These financial statements should be read in conjunction with the financial statements and notes thereto included in Holdings’ 2014 Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission on March 4, 2015.

Operating results for the three months ended March 31, 2015 are not necessarily indicative of the results that may be expected for the year ending December 31, 2015.

Comparatives

Certain comparative balances for the three months ended March 31, 2014 have been reclassified conform to the current method of presentation.

Recently Adopted Accounting Guidance

Holdings did not adopt any new accounting guidance during the three months ended March 31, 2015.

Recently Issued Accounting Guidance

In April 2015, the FASB issued an amendment to simplify the presentation of debt issuance costs. Under the new guidance, debt issuance costs will be reported on the balance sheet as a direct deduction from the face amount of the debt, instead of as a separate asset. The amendment is effective for public entities for fiscal years and interim periods within those years, beginning after December 15, 2015. At March 31, 2015 and December 31, 2014, the adoption of this guidance would have reduced both total assets and total liabilities by $10.8 million and $11.6 million, respectively.